Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Inventories
Schedule of inventory

	As of June 30,
(in € thousands)	2024	2025	2026
Cost of inventories sold	449,590	640,913	1,341,037
Inventory (write-downs) and utilization or reversal of previously recognized write-downs	6,658	(1,474)	(1,258)